UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: One Post Office Square, 41st Floor

         Boston, MA  02109

13F File Number:  28-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

     Alex Sacerdote     Boston, MA     May 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $144,763 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106     1959    26673 SH       SOLE                    26673
ANALOG DEVICES INC             COM              032654105     6694   347381 SH       SOLE                   347381
ANNTAYLOR STORES CORP          COM              036115103     2258   434160 SH       SOLE                   434160
APPLE INC                      COM              037833100    11397   108417 SH       SOLE                   108417
BALLY TECHNOLOGIES INC         COM              05874B107     5499   298560 SH       SOLE                   298560
CALIFORNIA PIZZA KITCHEN INC   COM              13054d109     2616   200000 SH       SOLE                   200000
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     5112   230179 SH       SOLE                   230179
COSTCO WHSL CORP NEW           COM              22160K105     5259   113533 SH       SOLE                   113533
DICE HLDGS INC                 COM              253017107      172    61785 SH       SOLE                    61785
DISNEY WALT CO                 COM DISNEY       254687106      360    19841 SH       SOLE                    19841
HEWLETT PACKARD CO             COM              428236103    10237   319296 SH       SOLE                   319296
HOST HOTELS & RESORTS INC      COM              44107P104      572   145888 SH       SOLE                   145888
HOT TOPIC INC                  COM              441339108      551    49230 SH       SOLE                    49230
INFOSPACE INC                  COM NEW          45678T201      973   187175 SH       SOLE                   187175
KONGZHONG CORP                 SPONSORED ADR    50047P104      291    57487 SH       SOLE                    57487
MENS WEARHOUSE INC             COM              587118100     3593   237286 SH       SOLE                   237286
MICROSTRATEGY INC              CL A NEW         594972408     3171    92753 SH       SOLE                    92753
MIPS TECHNOLOGIES INC          COM              604567107      939   320570 SH       SOLE                   320570
MOTOROLA INC                   COM              620076109     1145   270690 SH       SOLE                   270690
MYR GROUP INC DEL              COM              55405W104     5806   380748 SH       SOLE                   380748
NETAPP INC                     COM              64110D104     4156   280044 SH       SOLE                   280044
NETFLIX INC                    COM              64110L106     4379   102019 SH       SOLE                   102019
OCH ZIFF CAP MGMT GROUP        CL A             67551U105     1093   179995 SH       SOLE                   179995
ORACLE CORP                    COM              68389X105    10163   562404 SH       SOLE                   562404
PENN NATL GAMING INC           COM              707569109     4341   179736 SH       SOLE                   179736
PENSKE AUTOMOTIVE GRP INC      COM              70959W103     1919   205680 SH       SOLE                   205680
PRICELINE COM INC              COM NEW          741503403     4617    58601 SH       SOLE                    58601
RACKABLE SYS INC               COM              750077109     2969   731388 SH       SOLE                   731388
SOURCEFIRE INC                 COM              83616T108     1027   141007 SH       SOLE                   141007
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109     8882  1063685 SH       SOLE                  1063685
TARGET CORP                    COM              87612E106     8667   252008 SH       SOLE                   252008
TIME WARNER CABLE INC          COM              88732J207      748    30144 SH       SOLE                    30144
TIME WARNER INC                COM              887317105     3806   197185 SH       SOLE                   197185
TRIDENT MICROSYSTEMS INC       COM              895919108      478   327300 SH       SOLE                   327300
WMS INDS INC                   COM              929297109     2938   140500 SH       SOLE                   140500
YAHOO INC                      COM              984332106    10822   844806 SH       SOLE                   844806
ZORAN CORP                     COM              98975F101     5154   585655 SH       SOLE                   585655